The Financial Select Sector SPDR Premium Income Fund Investment Objectives and Goals - The Financial Select Sector SPDR Premium Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Financial Select Sector SPDR Premium Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Financial Select Sector SPDR Premium Income Fund (the “Fund”) seeks to provide current income while maintaining prospects for long term growth of capital.